<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 12th day of November, 2009.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 245
FORM 13F INFORMATION TABLE VALUE TOTAL: $459,587,143

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alliance One International
Altria Group, Inc.
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas America, Inc.
Automatic Data Processing, Inc.
Baidu, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
002824100
G1150G111
4930202
8474108
00971T101
01307800
13817101
18772103
02209S103
37411105
037833100
00206R102
049167109
53015103
056752108

$10,235,912
$1,571,612
$1,791,420
$2,001,939
$358,587
$799,008
$276,800
$558,912
$661,799
$701,607
$5,201,527
$9,010,234
$2,130,995
$1,099,042
$982,972
$550,207


138,698
31,769
48,066
161,577
5,285
40,600
10,000
42,600
147,723
39,394
56,643
48,612
78,897
40,600
25,012
1,407

138,698
31,769
48,066
161,577
5,285
40,600
10,000
42,600
147,723
39,394
56,643
48,612
78,897
40,600
25,012
1,407



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Akamai Technologies
Alberto-Culver Co.
Alcoa, Inc.
Alliance One International
Altria Group, Inc.
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas America, Inc.
Automatic Data Processing, Inc.
Baidu, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

138,698
31,769
48,066
161,577
5,285
40,600
10,000
42,600
147,723
39,394
56,643
48,612
78,897
40,600
25,012
1,407

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Invt. Qlty Muni

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

57665200
05945K102
60505104
06425J102
67901108
71813109
54937107
075887109
084670207
84670108
88606108
09247Q106
09249 E101
92475102
09247F100
92474105
09247D105


$3,513,180
$574,570
$9,129,406
$473,311
$318,360
$265,667
$14,411,295
$485,251
$13,504,672
$2,323,000
$4,206,289
$214,911
$249,225
$325,605
$520,289
$223,170
$296,666


133,581
166,542
539,563
106,963
8,400
4,660
529,049
6,957
4,064
23
63,722
17,400
19,954
33,225
78,475
21,500
21,100


133,581
166,542
539,563
106,963
8,400
4,660
529,049
6,957
4,064
23
63,722
17,400
19,954
33,225
78,475
21,500
21,100










Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Invt. Qlty Muni

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


133,581
166,542
539,563
106,963
8,400
4,660
529,049
6,957
4,064
23
63,722
17,400
19,954
33,225
78,475
21,500
21,100


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Cass Information Systems, Inc.
Caterpillar, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09249W101
09248C106
09249U105
09249R102
09248T109
09249G106
96627104
97023105
55622104
106902307
110122108
118230101
136385101
139793103
14149F109
14808P109
149123101


$440,545
$370,080
$143,301
$149,501
$302,049
$412,970
$744,600
$247,195
$1,618,298
$44,370
$266,457
$1,326,434
$618,148
$687,235
$576,100
$360,052
$6,155,648


30,700
24,000
10,000
10,000
24,300
33,850
30,000
4,565
30,402
153,000
11,832
27,400
9,200
137,999
70,000
12,058
119,923


30,700
24,000
10,000
10,000
24,300
33,850
30,000
4,565
30,402
153,000
11,832
27,400
9,200
137,999
70,000
12,058
119,923









Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Bristol Myers Squibb Co.
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Cass Information Systems, Inc.
Caterpillar, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


30,700
24,000
10,000
10,000
24,300
33,850
30,000
4,565
30,402
153,000
11,832
27,400
9,200
137,999
70,000
12,058
119,923


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
Copart, Inc.
Crexus Investment Corp.
CVS Caremark Corp.
Cypress Simiconductor
DCP Midstream Partners LP

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


151020104
165167107
166764100
17275R102
172967101
191216100
194162103
203372107
20451N101
206013104
20825C104
216844100
217204106
226553105
126650100
232806109
23311P100

$2,383,129
$426,511
$1,469,170
$11,870,257
$253,127
$3,231,773
$5,844,650
$2,954,570
$1,392,612
$377
$816,972
$600
$459,494
$1,072,500
$2,262,413
$110,634
$447,300


42,632
15,018
20,860
504,259
52,299
60,182
76,621
98,716
22,600
18,850
18,091
30,000
13,836
75,000
63,302
10,710
18,000


42,632
15,018
20,860
504,259
52,299
60,182
76,621
98,716
22,600
18,850
18,091
30,000
13,836
75,000
63,302
10,710
18,000










Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Compass Minerals Intl.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
Copart, Inc.
Crexus Investment Corp.
CVS Caremark Corp.
Cypress Simiconductor
DCP Midstream Partners LP


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


42,632
15,018
20,860
504,259
52,299
60,182
76,621
98,716
22,600
18,850
18,091
30,000
13,836
75,000
63,302
10,710
18,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Dentsply Intl. Inc. New

Devon Energy Corp.

Diamond Offshore Drilling

Disney, Walt Company

Duke Energy Corporation

Dyncorp International, Inc.

Eaton Corp

Ecolab, Inc.

El Paso Pipeline Partners LP

Emagin Corp.

EMC Corp. MASS

Emerson Electric

Encana Corp.

Encore Energy Partners LP

Energy Transfer Equity LP

Energy Transfer Partners LP

Enterprise GP Holdings LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


249030107
25179M103
25271C102
254687106
264399106
26817C101
278058102
278865100
283702108
29076N206
268648102
291011104
292505104
29257A106
29273V100
29273R109
293716106

$414,480
$7,228,481
$627,089
$1,215,435
$585,874
$540,000
$263,030
$376,775
$580,440
$41,910
$514,847
$1,657,749
$2,009,264
$1,357,450
$364,000
$2,140,265
$325,380


12,000
107,359
6,565
44,262
37,222
30,000
4,648
8,150
28,000
25,400
30,214
41,361
34,877
85,000
13,000
50,300
11,000


12,000
107,359
6,565
44,262
37,222
30,000
4,648
8,150
28,000
25,400
30,214
41,361
34,877
85,000
13,000
50,300
11,000










Dentsply Intl. Inc. New
Devon Energy Corp.
Diamond Offshore Drilling
Disney, Walt Company
Duke Energy Corporation
Dyncorp International, Inc.
Eaton Corp
Ecolab, Inc.
El Paso Pipeline Partners LP
Emagin Corp.
EMC Corp. MASS
Emerson Electric
Encana Corp.
Encore Energy Partners LP
Energy Transfer Equity LP
Energy Transfer Partners LP
Enterprise GP Holdings LP



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,000
107,359
6,565
44,262
37,222
30,000
4,648
8,150
28,000
25,400
30,214
41,361
34,877
85,000
13,000
50,300
11,000



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Excel Maritime Cariers Ltd.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Flextronics Intl. Ltd.
Flowserve Corporation
Fluor Corp.
FNB United Corp.
Forest Oil Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


293792107
26884L109
30064 109
V3267N107
302290101
306137100
31620M106
31946M103
Y2573F102
34354P105
343412102
302519103
346091705
302571104
35671D857
302695101
36467W109



$3,523,008
$447,257
$314,800
$166,250
$4,977,107
$4,311,217
$614,791
$1,075,357
$426,761
$527,189
$582,741
$39,295
$330,439
$271,953
$1,588,184
$2,316,456
$1,400,237



124,400
10,499
20,000
25,000
72,542
867,448
24,100
6,759
57,130
5,350
11,460
15,001
16,885
4,924
23,148
717,169
52,899



124,400
10,499
20,000
25,000
72,542
867,448
24,100
6,759
57,130
5,350
11,460
15,001
16,885
4,924
23,148
717,169
52,899











Enterprise Products Partners
EQT Corp.
Exactech, Inc.
Excel Maritime Cariers Ltd.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
Flextronics Intl. Ltd.
Flowserve Corporation
Fluor Corp.
FNB United Corp.
Forest Oil Corp.
FPL Group, Inc.
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gamestop Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


124,400
10,499
20,000
25,000
72,542
867,448
24,100
6,759
57,130
5,350
11,460
15,001
16,885
4,924
23,148
717,169
52,899



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Greenhaven Continuous Commodity
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntington Bancshares, Inc.
Intel Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


369550108
369604103
373737105
375558103
37733W105
38141G104
38259P508
393122106
395258106
413353202
420261109
428236103
431284108
443510201
443683107
446150104
458140100



$414,280
$7,911,665
$676,704
$931,860
$238,443
$772,795
$5,083,950
$889,403
$1,439,399
$4
$2,038,697
$1,596,312
$2,310,128
$483,462
$313,588
$427,668
$6,691,011



6,413
481,831
50,350
20,040
6,035
4,192
10,253
12,045
60,050
22,455
87,273
33,813
73,454
11,511
23,847
90,800
341,901



6,413
481,831
50,350
20,040
6,035
4,192
10,253
12,045
60,050
22,455
87,273
33,813
73,454
11,511
23,847
90,800
341,901











General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Greenhaven Continuous Commodity
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Huntington Bancshares, Inc.
Intel Corp

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

6,413
481,831
50,350
20,040
6,035
4,192
10,253
12,045
60,050
22,455
87,273
33,813
73,454
11,511
23,847
90,800
341,901

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









International Business Machines
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Iboxx Investor
Ishares Lehman Treasury
Ishares MSCI Brazil Free Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Pacific Ex-Jap Indx Fd
Ishares MSCI South Korea Index
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR - S&P Glbl Info Tech
Ishares TR Comex Gold
Ishares TR Iboxx $ High Yield Corp.
Ishares TR RUS 2000 I FD


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


459200101
06739F291
464287184
464287242
464287176
464286400
464287465
464287234
464286665
464286772
464287200
464287341
464287325
464287291
464285105
464288513
464287655

$5,162,726
$1,214,429
$3,430,283
$475,793
$6,593,888
$637,980
$1,765,891
$8,434,676
$567,379
$707,857
$2,645,480
$946,275
$657,560
$830,472
$405,613
$378,213
$842,155

43,163
20,608
83,829
4,460
64,093
9,432
32,295
216,774
13,999
14,940
24,955
27,750
13,600
15,920
4,100
4,380
13,980

43,163
20,608
83,829
4,460
64,093
9,432
32,295
216,774
13,999
14,940
24,955
27,750
13,600
15,920
4,100
4,380
13,980









International Business Machines

Ipath MSCI India ETN

Ishares FTSE XINHUA

Ishares Iboxx Investor

Ishares Lehman Treasury

Ishares MSCI Brazil Free Index Fund

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI Pacific Ex-Jap Indx Fd

Ishares MSCI South Korea Index

Ishares S&P 500 Index Fund

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care

Ishares TR - S&P Glbl Info Tech

Ishares TR Comex Gold

Ishares TR Iboxx $ High Yield Corp.

Ishares TR RUS 2000 I FD




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


43,163
20,608
83,829
4,460
64,093
9,432
32,295
216,774
13,999
14,940
24,955
27,750
13,600
15,920
4,100
4,380
13,980

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Life Technologies Corp.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Main Street Capital Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287499
478160104
487836108
494368103
494550106
496902404
50075N104
502424104
50540R409
523768109
52602 E102
53217V109
534187109
536020100
548661107
55907R108
56035L104

$1,653,235
$12,847,425
$4,161,117
$305,811
$280,904
$232,190
$374,899
$2,093,541
$294,336
$1,342,393
$459,949
$551,850
$298,198
$297,700
$10,652,353
$1,391,247
$206,847

21,133
210,994
84,524
5,185
5,200
10,700
14,271
26,065
4,480
488,143
12,050
11,855
11,509
13,000
508,708
37,001
14,536

21,133
210,994
84,524
5,185
5,200
10,700
14,271
26,065
4,480
488,143
12,050
11,855
11,509
13,000
508,708
37,001
14,536









Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Life Technologies Corp.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Main Street Capital Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


21,133
210,994
84,524
5,185
5,200
10,700
14,271
26,065
4,480
488,143
12,050
11,855
11,509
13,000
508,708
37,001
14,536

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Market Vectors ETF TR Global
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Monsanto Company
Morgan, JP Chase & Co.
Mosaic Company
Mylan, Inc.
National Dentex Corp.
Newbridge Bancorp
Nokia Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


57060U605
580135101
584404107
58457V206
585055106
589331107
591520200
592688105
594918104
595635103
61166W101
46625H100
61945A107
628530107
63563H109
65080T102
654902204

$463,680
$4,846,384
$725,818
$82,080
$1,424,822
$4,039,088
$156,060
$824,369
$13,775,431
$407,128
$263,160
$1,322,269
$3,308,898
$192,120
$1,821,191
$47,947
$3,373,448

12,000
84,920
84,891
10,500
38,718
127,698
18,000
9,100
535,592
3,250
3,400
30,175
68,835
12,000
214,006
17,499
230,742

12,000
84,920
84,891
10,500
38,718
127,698
18,000
9,100
535,592
3,250
3,400
30,175
68,835
12,000
214,006
17,499
230,742









Market Vectors ETF TR Global
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Monsanto Company
Morgan, JP Chase & Co.
Mosaic Company
Mylan, Inc.
National Dentex Corp.
Newbridge Bancorp
Nokia Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,000
84,920
84,891
10,500
38,718
127,698
18,000
9,100
535,592
3,250
3,400
30,175
68,835
12,000
214,006
17,499
230,742

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Novartis A G Spon ADR F
NovaGold Resources, Inc.
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Oil Service Holders Dep.
Old Rep. Intl. Corp.
Path 1 Network Techs.
Pennymac Mortgage Investment Reit
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Pioneer Natural Res. Co.
Powershares ETF Wilderhill Cln Energy


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


66987V109
66987E206
67070F100
67062H106
67071D104
67072D103
678002106
680223104
703186205
70931T103
713448108
71654V408
717081103
718172109
72201B101
723787107
73935X500

$250,187
$1,820,764
$158,180
$249,725
$475,089
$598,221
$498,725
$447,944
$44
$995,500
$18,204,706
$3,230,809
$2,834,138
$5,541,104
$168,000
$227,974
$929,616

4,966
355,618
11,000
17,500
31,800
39,908
4,247
36,777
29,000
50,000
310,343
70,388
171,247
113,687
12,000
6,282
85,600

4,966
355,618
11,000
17,500
31,800
39,908
4,247
36,777
29,000
50,000
310,343
70,388
171,247
113,687
12,000
6,282
85,600









Novartis A G Spon ADR F

NovaGold Resources, Inc.

Nuveen Divid Ad Mun Fd. 2

Nuveen Muni Advantage Fund

Nuveen NC Div AD Muni Fund NC

Nuveen NC Div AD Muni Fund NC

Oil Service Holders Dep.

Old Rep. Intl. Corp.

Path 1 Network Techs.

Pennymac Mortgage Investment Reit

Pepsico, Inc.

Petroleo Brasileiro

Pfizer, Inc.

Philip Morris International, Inc.

Pimco Corporate Opportunity Fund

Pioneer Natural Res. Co.

Powershares ETF Wilderhill Cln Energy


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,966

355,618

11,000

17,500

31,800

39,908

4,247

36,777

29,000

50,000

310,343

70,388

171,247

113,687

12,000

6,282

85,600


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Powershares Exchange Global Water
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Research in Motion
Ruddick Corp.
S P D R Trust Unit
Sara Lee Corporation
SCBT Finanical Corp.
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Logistics Partners LP
Sonoco Products


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


73936T623
73935A104
74005P104
742718109
743263105
747525103
75281A109
758940100
760975102
781258108
78462F103
803111103
78401V102
83088M102
834156101
86764L108
835495102

$639,768
$222,911
$560,720
$12,244,925
$294,708
$4,979,961
$479,532
$585,193
$254,627
$738,732
$777,882
$151,783
$1,026,830
$394,552
$2,800
$237,000
$2,868,319

36,600
5,276
6,864
211,411
7,545
110,715
9,715
94,234
3,765
27,751
7,367
13,625
36,542
29,800
10,000
4,000
104,151

36,600
5,276
6,864
211,411
7,545
110,715
9,715
94,234
3,765
27,751
7,367
13,625
36,542
29,800
10,000
4,000
104,151









Powershares Exchange Global Water
Powershares QQQ TR Unit Ser 1
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Research in Motion
Ruddick Corp.
S P D R Trust Unit
Sara Lee Corporation
SCBT Finanical Corp.
Skyworks Solutions, Inc.
Solar Enertech Corp.
Sonoco Logistics Partners LP
Sonoco Products



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,600
5,276
6,864
211,411
7,545
110,715
9,715
94,234
3,765
27,751
7,367
13,625
36,542
29,800
10,000
4,000
104,151

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Southern Community Financial
SPDR S&P China ETF
Spectra Energy Corp.
Starwood Property Trust - Reit
Stericycle, Inc.
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
Targa Resources Partners LP
Target Corporation
Teck Resources Ltd.
Teekay Offshore Partners LP
Teva Pharmaceutical
Tower Bancorp, Inc.
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


842632101
78463X400
847560109
85571B105
858912108
86764L108
867914103
871829107
87611X105
87612E106
878742204
Y8565J101
881624209
891709107
892331307
H8817H100
895925105

$134,830
$2,954,367
$315,559
$265,275
$581,280
$533,250
$524,445
$6,851,692
$2,356,256
$2,179,162
$568,769
$494,100
$7,148,881
$333,287
$4,390,177
$3,244,666
$620,634

45,245
44,300
16,661
13,100
12,000
9,000
23,257
275,722
125,600
46,683
20,630
30,000
141,394
12,687
55,876
37,936
470,177

45,245
44,300
16,661
13,100
12,000
9,000
23,257
275,722
125,600
46,683
20,630
30,000
141,394
12,687
55,876
37,936
470,177









Southern Community Financial
SPDR S&P China ETF
Spectra Energy Corp.
Starwood Property Trust - Reit
Stericycle, Inc.
Sunoco Logistics Partners LP
Suntrust Banks, Inc.
Sysco Corporation
Targa Resources Partners LP
Target Corporation
Teck Resources Ltd.
Teekay Offshore Partners LP
Teva Pharmaceutical
Tower Bancorp, Inc.
Toyota Motor CP ADR
Transocean, Inc.
Triad Guaranty Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


45,245
44,300
16,661
13,100
12,000
9,000
23,257
275,722
125,600
46,683
20,630
30,000
141,394
12,687
55,876
37,936
470,177

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Technologies Corp.
Vale SA ADR
Vanguard Bond Index
Vanguard Emerging Markets Vipers
Vanguard Growth ETF
Vanguard Mega Cap 300 Growth
Verizon Communications
VF Corporation
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

903293405
903914109
904708104
907818108
913017109
91912E105
921937819
922042858
922908736
921910816
92343V104
918204108
931422109
931142103
949746101
983024100
98385X106

$1,289,685
$555,696
$677,196
$489,381
$6,627,417
$633,878
$388,702
$4,045,843
$275,968
$252,201
$239,315
$1,705,219
$5,821,152
$5,118,025
$3,292,298
$938,274
$5,031,578

75,069
11,350
15,235
8,387
108,771
27,405
4,825
105,005
5,600
6,475
7,906
23,543
155,355
104,258
116,831
19,314
121,771

75,069
11,350
15,235
8,387
108,771
27,405
4,825
105,005
5,600
6,475
7,906
23,543
155,355
104,258
116,831
19,314
121,771





















U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United Technologies Corp.

Vale SA ADR

Vanguard Bond Index

Vanguard Emerging Markets Vipers

Vanguard Growth ETF

Vanguard Mega Cap 300 Growth

Verizon Communications

VF Corporation

Walgreen Company

Wal-Mart Stores, Inc.

Wells Fargo & Co.

Wyeth

XTO Energy, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

75,069
11,350
15,235
8,387
108,771
27,405
4,825
105,005
5,600
6,475
7,906
23,543
155,355
104,258
116,831
19,314
121,771

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Yahoo, Inc.
Zimmer Holdings, Inc.


common
common

984332106
98956P102


$442,222
$1,159,544



24,830
21,694


24,830
21,694


Grand Total 09/30/09




$459,587,143

























Yahoo, Inc.

Zimmer Holdings, Inc.














0
0







0
0







24,830
21,694
















0
0







0
0



















